UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated deficit [Member]
Balance at Dec. 31, 2022	$ (10,660)	$ 2	$ 263,726	$ (274,388)
Balance, shares at Dec. 31, 2022		196,900
Issuance of common stock and pre-funded warrants		$ 0	0
Issuance of common stock and pre-funded warrants, shares		27,780
Sale of common stock through ATM, net of issuance costs,	3,150	$ 1	3,149
Sale of common stock through ATM, net of issuance costs, shares		54,222
Exercise of stock options, shares		6,818
Stock-based compensation expense	1,965		1,965
Net loss	(17,054)			(17,054)
Balance at Dec. 31, 2023	$ (22,599)	$ 3	268,840	(291,442)
Balance, shares at Dec. 31, 2023	285,720	285,720
Issuance of common stock and pre-funded warrants	$ 866	$ 0	866
Issuance of common stock and pre-funded warrants, shares		14,285
Sale of common stock through ATM, net of issuance costs,	0
Exercise of stock options, shares		338
Issuance restricted stock awards, share		20,909
Issuance restricted stock awards, value		$ 0	0
Stock-based compensation expense	541		541
Net loss	(3,143)			(3,143)
Balance at Dec. 31, 2024	$ (24,335)	$ 3	270,247	(294,585)
Balance, shares at Dec. 31, 2024	321,252	321,252
Vesting of restricted stock units, shares		3,750
Stock-based compensation expense	$ 20		20
Net loss	(1,709)			(1,709)
Balance at Mar. 31, 2025	(26,024)	$ 3	270,267	(296,294)
Balance, shares at Mar. 31, 2025		325,002
Balance at Dec. 31, 2024	$ (24,335)	$ 3	270,247	(294,585)
Balance, shares at Dec. 31, 2024	321,252	321,252
Exercise of pre-funded warrants	$ 0
Net loss	(3,600)
Balance at Jun. 30, 2025	(27,899)	$ 3	270,283	(298,185)
Balance, shares at Jun. 30, 2025		325,002
Balance at Dec. 31, 2024	$ (24,335)	$ 3	270,247	(294,585)
Balance, shares at Dec. 31, 2024	321,252	321,252
Sale of common stock through ATM, net of issuance costs,	$ 0
Issuance of pre-funded warrants related to the February 2026 Domicilium debt conversion	8,497		8,497
Issuance of pre-funded warrants in connection with the 2025 PIPE transaction, net of issuance costs, Value	$ 9,691		9,691
Exercise of stock options		$ 0	0
Exercise of stock options, shares	18,245	18,249
Vesting of restricted stock units, Value		$ 1	(1)
Vesting of restricted stock units, shares		95,931
Stock-based compensation expense	$ 235		235
Net loss	(5,995)			(5,995)
Balance at Dec. 31, 2025	$ (11,907)	$ 4	288,669	(300,580)
Balance, shares at Dec. 31, 2025	435,432	435,432
Balance at Mar. 31, 2025	$ (26,024)	$ 3	270,267	(296,294)
Balance, shares at Mar. 31, 2025		325,002
Stock-based compensation expense	16		16
Net loss	(1,891)			(1,891)
Balance at Jun. 30, 2025	(27,899)	$ 3	270,283	(298,185)
Balance, shares at Jun. 30, 2025		325,002
Balance at Dec. 31, 2025	$ (11,907)	$ 4	288,669	(300,580)
Balance, shares at Dec. 31, 2025	435,432	435,432
Issuance of pre-funded warrants under the Coastlands and Domicilium Securities Purchase Agreements, net of issuance costs of $9	$ 6,991		6,991
Issuance of pre-funded warrants related to the February 2026 Domicilium debt conversion	1,000		1,000
Exercise of stock options	40	$ 1	39
Exercise of stock options, shares		23,723
Vesting of restricted stock units, shares		1,977
Stock-based compensation expense	46		46
Net loss	(3,754)			(3,754)
Balance at Mar. 31, 2026	(7,584)	$ 5	296,745	(304,334)
Balance, shares at Mar. 31, 2026		461,132
Balance at Dec. 31, 2025	$ (11,907)	$ 4	288,669	(300,580)
Balance, shares at Dec. 31, 2025	435,432	435,432
Exercise of stock options, shares	23,723
Exercise of pre-funded warrants	$ 91
Net loss	(8,256)
Balance at Jun. 30, 2026	$ 46,420	$ 40	355,216	(308,836)
Balance, shares at Jun. 30, 2026	4,036,398	4,036,398
Balance at Mar. 31, 2026	$ (7,584)	$ 5	296,745	(304,334)
Balance, shares at Mar. 31, 2026		461,132
Issuance of common stock and pre-funded warrants in connection with June 2026 public offering, net of issuance costs of $7,600 ,shares		2,975,000
Issuance of common stock and pre-funded warrants in connection with June 2026 public offering, net of issuance costs of $7,600	58,320	$ 29	58,291
Exercise of pre-funded warrants	91	$ 6	85
Exercise of pre-funded warrants, shares		600,000
Vesting of restricted stock units, shares		272
Effect due to reverse stock split		(6)
Stock-based compensation expense	95		95
Net loss	(4,502)			(4,502)
Balance at Jun. 30, 2026	$ 46,420	$ 40	$ 355,216	$ (308,836)
Balance, shares at Jun. 30, 2026	4,036,398	4,036,398